Net Recognized Gains (Losses) on Debt Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Realized gains from sales of available-for-sale securities	$ 103	$ 40	$ 22
Realized losses from sales of available-for-sale securities	(56)	(65)	(98)
Total	4,385	(349)	(118)
Debt Securities
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Impairments and allowance for credit losses	(26)	8	23
Total	$ 21	$ (17)	$ (53)